Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 19 – SUBSEQUENT EVENTS

Management has evaluated events subsequent through February 14, 2014 for transactions and other events that may require adjustment of and/or disclosure in such financial statements and these included:

·
In January 2014, management decided to return the ‘WikiTechnologies’ entity to Edward DeFeudis and Marco Garibaldi as per the Share Exchange Agreement.  The decision was taken because revenue and profitability benchmarks set forth in the Share Exchange Agreement were unlikely to be met.  On February 14, 2014,  pursuant to a Settlement Agreement, the outstanding shares of  Wiki Technologies, Inc.  were returned to Edward DeFeudis and Marco Garibaldi, and   Edward DeFeudis and Marco Garibaldi relinquished their right to the 2,240,000 shares of our Common Stock held in escrow on their behalf,  of which 2,130,000 shares was returned to us for cancellation.

Note 19 –SUBSEQUENT EVENTS

Management has evaluated events subsequent through October 14, 2013 for transactions and other events that may require adjustment of and/or disclosure in such financial statements and these included:

•	The shareholders and board of directors voted to reduce the authorized common stock to 50,000,000 common shares and 1,000,000 preferred shares.
•	The Company granted options to purchase 75,000 shares of common stock to three board members pursuant to the 2013 Omnibus Incentive Plan.
•
The Company authorised the issuance of 350,000 restricted shares of common stock, being 179,638 restricted shares granted for consulting services undertaken prior to the Share Exchange June 30, 2013 and 170,632 restricted shares granted for consulting services to be provided after the Share Exchange June 30, 2013.

•	The Company granted options to purchase 25,000 shares of common stock to an employee.